Consolidated Schedule of Investments (unaudited) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles(a) — 4.0%
Arrival SA(b)	1,315,613	$1,061,963
Tesla, Inc.(c)	243,480	64,583,070

		65,645,033

Banks — 1.1%
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,997)(d)(e)	86,839	18,348,897

Chemicals — 0.7%
CNGR Advanced Material Co. Ltd., Class A	499,513	5,805,376
Shenzhen Dynanonic Co. Ltd., Class A	141,219	5,545,893

		11,351,269

Diversified Consumer Services — 0.8%
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $7,113,729)(d)(e)	4,651	13,513,878

Electrical Equipment — 0.2%
Yantai Zhenghai Magnetic Material Co. Ltd., Class A(a)	2,067,200	3,556,710

Electronic Equipment, Instruments & Components — 4.0%
E Ink Holdings, Inc.	1,681,000	11,097,852
Jabil, Inc.	292,586	16,885,138
Samsung SDI Co. Ltd.	69,838	26,269,110
Wuhan DR Laser Technology Corp. Ltd., Class A	270,400	6,543,159
Xiamen Faratronic Co. Ltd., Class A	274,177	6,123,456

		66,918,715

Entertainment(a) — 2.0%
CTS Eventim AG & Co. KGaA	135,310	5,566,907
Roku, Inc.	100,394	5,662,222
Spotify Technology SA	65,634	5,664,214
Take-Two Interactive Software, Inc.	153,468	16,728,012

		33,621,355

Hotels, Restaurants & Leisure — 1.1%
Trip.com Group Ltd., ADR(a)	665,342	18,170,490

Interactive Media & Services — 2.4%
Kakao Corp.	301,518	11,864,562
Kanzhun Ltd., ADR(a)	195,613	3,301,947
Pinterest, Inc., Class A(a)	316,366	7,371,328
ZoomInfo Technologies, Inc., CLass A(a)	414,257	17,257,947

		39,795,784

Internet & Direct Marketing Retail — 2.1%
MercadoLibre, Inc.(a)	17,011	14,081,366
Prosus NV	200,646	10,438,928
Xometry, Inc., Class A(a)	164,451	9,339,172

		33,859,466

IT Services — 12.7%
Adyen NV(a)(f)	15,443	19,259,913
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000)(d)(e)	400,000	20,328,000
AvidXchange Holdings, Inc.(a)	1,115,450	9,392,089
Block, Inc.(a)(c)	124,760	6,860,552
Cloudflare, Inc., Class A(a)	182,701	10,105,192
Endava PLC, ADR(a)	257,763	20,783,431
GMO Payment Gateway, Inc.	162,000	11,105,270
Grid Dynamics Holdings, Inc.(a)	873,722	16,364,813
Locaweb Servicos de Internet SA(a)(f)	6,904,011	11,518,737
MongoDB, Inc.(a)	71,809	14,258,395
Okta, Inc.(a)	137,922	7,843,624

Security	Shares	Value

IT Services (continued)
Pagseguro Digital Ltd., Class A(a)	672,741	$8,900,363
Shift4 Payments, Inc., Class A(a)	277,335	12,371,914
Thoughtworks Holding, Inc.(a)	578,204	6,065,360
TRAX Ltd., (Acquired 09/12/19, Cost: $10,999,987)(d)(e)	293,333	10,155,189
TRAX Ltd., Series D, (Acquired 02/18/21, Cost: $9,999,998)(d)(e)	191,806	6,640,324
Twilio, Inc., Class A(a)	113,311	7,834,323
Wise PLC, Class A(a)	1,527,734	11,149,946

		210,937,435

Life Sciences Tools & Services — 0.4%
IQVIA Holdings, Inc.(a)	39,417	7,139,995

Machinery — 0.5%
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	1,178,500	7,767,801

Media — 0.9%
Informa PLC	2,706,045	15,467,475

Professional Services — 1.8%
TransUnion	250,009	14,873,035
Wolters Kluwer NV	147,785	14,390,360

		29,263,395

Semiconductors & Semiconductor Equipment — 18.3%
Alphawave IP Group PLC(a)(b)	4,273,947	6,575,920
Ambarella, Inc.(a)	96,888	5,443,168
ASM International NV	70,536	15,793,508
BE Semiconductor Industries NV	197,861	8,470,497
CNEX Labs, Inc., (Acquired 12/14/21, Cost: $5,699,998)(d)(e)	1,161,804	3,125,253
Credo Technology Group Holding Ltd.(a)	3,852,016	42,372,176
Lasertec Corp.	196,700	19,784,461
Lattice Semiconductor Corp.(a)	370,222	18,218,625
MACOM Technology Solutions Holdings, Inc., Class H(a)	178,108	9,224,213
Marvell Technology, Inc.(c)	991,881	42,561,614
Monolithic Power Systems, Inc.	70,866	25,752,704
Montage Technology Co. Ltd., Class A	889,400	6,479,937
NAURA Technology Group Co. Ltd., Class A	161,983	6,286,826
Nordic Semiconductor ASA(a)	276,836	3,656,541
Silergy Corp.	673,000	8,777,228
Soitec SA(a)	198,828	22,702,984
StarPower Semiconductor Ltd., Class A	178,400	8,034,451
Wolfspeed, Inc.(a)(c)	489,404	50,584,797

		303,844,903

Software — 17.1%
Altium Ltd.	775,716	16,901,665
AppLovin Corp., Class A(a)	257,812	5,024,756
Aspen Technology, Inc.(a)	80,436	19,159,855
Atlassian Corp. PLC, Class A(a)	81,469	17,156,557
Avalara, Inc.(a)	101,137	9,284,377
Confluent, Inc., Class A(a)	194,486	4,622,932
Crowdstrike Holdings, Inc., Class A(a)	101,012	16,647,788
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(d)(e)	343,659	21,014,748
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(d)(e)	92,093	682,409
Elastic NV(a)	105,163	7,544,394
Freee KK(a)(b)	398,800	6,820,125
Gitlab, Inc., Class A(a)	435,257	22,293,864
Palo Alto Networks, Inc.(a)	107,679	17,636,743
Samsara, Inc., Class A(a)	419,010	5,057,451

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SiteMinder Ltd.(a)	5,504,957	$10,844,296
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(d)(e)	500,250	4,627,312
Snyk Ltd., (Acquired 11/02/20, Cost: $9,287,400)(d)(e)	1,267,643	14,565,218
Synopsys, Inc.(a)(c)	128,992	39,408,346
Unity Software, Inc.(a)	237,004	7,550,947
Xero Ltd.(a)	262,237	12,135,428
Zscaler, Inc.(a)(c)	118,071	19,407,330
ZWSOFT Co. Ltd. Guangzhou, Class A	192,139	4,419,500

		282,806,041

Technology Hardware, Storage & Peripherals — 1.9%
Logitech International SA	142,246	6,543,316
Pure Storage, Inc., Class A(a)	931,063	25,483,194

		32,026,510

Total Common Stocks — 72.0% (Cost: $1,069,107,185)		1,194,035,152

Preferred Securities

Preferred Stocks — 27.4%(d)(e)

Communications Equipment — 0.7%
Astranis Space Technologies Corp., Series C, (Acquired 03/19/21, Cost: $17,000,010)	775,515	10,965,782

Diversified Consumer Services — 0.9%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	14,295,480

Diversified Financial Services — 0.1%
Snorkel Al, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	2,293,473

Food & Staples Retailing — 2.3%
GrubMarket, Inc. , Series D, (Acquired 07/23/20, Cost: $8,000,001)	1,762,969	38,926,355

Food Products — 1.1%
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $11,961,002)	361,834	18,601,886

Interactive Media & Services — 3.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $35,000,075)	319,419	53,086,649
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)	424,688	5,754,522

		58,841,171

IT Services — 2.4%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)	1,974,374	13,919,337
Trumid Holdings LLC(g)
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	13,219,009
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	13,219,009

		40,357,355

Road & Rail — 0.8%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	850	12,936,318

Semiconductors & Semiconductor Equipment — 6.9%
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)	1,018,908	5,063,973

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	$40,424,101
Series C, (Acquired 05/21/21, Cost: $19,999,969)	762,595	19,377,539
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,161)	636,800	43,703,584
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	5,055,972

		113,625,169

Software — 8.6%
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	56,382,624
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	19,134,385
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	6,510,439
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)	190,705	14,163,660
Snyk Ltd. , (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	30,608,625
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	10,668,588
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	5,212,200

		142,680,521

		453,523,510

Total Preferred Securities — 27.4% (Cost: $301,372,996)		453,523,510

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0), (Issued 09/23/19, Exercisable 07/12/23, 1 Share for 1 Warrant, Expires 09/15/23, Strike Price USD 46.88)(d)(e)	46,928	136,560

Total Warrants — 0.0% (Cost: $ — )		136,560

Total Long-Term Investments — 99.4% (Cost: $1,370,480,181)		1,647,695,222

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(h)(i)	27,412,532	27,412,532
SL Liquidity Series, LLC, Money Market Series, 3.29%(h)(i)(j)	2,628,839	2,628,839

Total Short-Term Securities — 1.8% (Cost: $30,041,026)		30,041,371

Total Investments Before Options Written — 101.2% (Cost: $1,400,521,207)		1,677,736,593

Options Written — (0.5)% (Premiums Received: $(20,798,990))		(8,593,066)

Total Investments, Net of Options Written — 100.7% (Cost: $1,379,722,217)		1,669,143,527

Liabilities in Excess of Other Assets — (0.7)%		(11,877,657)

Net Assets — 100.0%		$1,657,265,870

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ)

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $566,661,298, representing 34.2% of its net assets as of period end, and an original cost of $410,733,197.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$46,915,934	$—		$(19,503,402	)(a)	$—	$—	$27,412,532	27,412,532	$300,153		$—
SL Liquidity Series, LLC, Money Market Series	1,949,219	677,759	(a)	—		1,516	345	2,628,839	2,628,839	191,955	(b)	—

						$1,516	$345	$30,041,371		$492,108		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Ambarella, Inc.	8	10/07/22	USD	95.00	USD	45	$(80)
Atlassian Corp. PLC, Class A	164	10/07/22	USD	285.00	USD	3,454	(16,400)
Block, Inc.	141	10/07/22	USD	77.00	USD	775	(282)
Crowdstrike Holdings, Inc., Class A	117	10/07/22	USD	190.00	USD	1,928	(1,989)
Marvell Technology, Inc.	1,422	10/07/22	USD	52.00	USD	6,102	(2,133)
MongoDB, Inc.	77	10/07/22	USD	390.00	USD	1,529	(5,775)
Palo Alto Networks, Inc.	141	10/07/22	USD	200.00	USD	2,309	(10,575)
Take-Two Interactive Software, Inc.	199	10/07/22	USD	130.00	USD	2,169	(1,393)
Unity Software, Inc.	223	10/07/22	USD	45.00	USD	710	(1,561)
Zscaler, Inc.	24	10/07/22	USD	172.50	USD	394	(5,400)
Endava PLC, ADR	366	10/13/22	USD	99.00	USD	2,951	(21,207)
Pure Storage, Inc., Class A	772	10/13/22	USD	30.00	USD	2,113	(13,179)
Atlassian Corp. PLC, Class A	29	10/14/22	USD	260.00	USD	611	(1,523)
Crowdstrike Holdings, Inc., Class A	151	10/14/22	USD	185.00	USD	2,489	(19,403)
Marvell Technology, Inc.	987	10/14/22	USD	52.00	USD	4,235	(8,390)
MercadoLibre, Inc.	20	10/14/22	USD	1,050.00	USD	1,656	(4,150)
MongoDB, Inc.	34	10/14/22	USD	270.00	USD	675	(1,360)
MongoDB, Inc.	58	10/14/22	USD	275.00	USD	1,152	(1,305)
Okta, Inc.	367	10/14/22	USD	70.00	USD	2,087	(8,441)
Roku, Inc.	88	10/14/22	USD	80.00	USD	496	(748)
Spotify Technology SA	95	10/14/22	USD	114.00	USD	820	(1,188)
Tesla, Inc.	61	10/14/22	USD	305.00	USD	1,618	(12,779)
Tesla, Inc.	116	10/14/22	USD	310.00	USD	3,077	(18,386)

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Twilio, Inc., Class A	83	10/14/22	USD	78.00	USD	574	$(9,213)
Zscaler, Inc.	120	10/14/22	USD	177.50	USD	1,972	(36,840)
Ambarella, Inc.	139	10/21/22	USD	70.00	USD	781	(4,865)
Applovin Corp., Class A	516	10/21/22	USD	35.00	USD	1,006	(5,160)
Aspen Technology, Inc.	330	10/21/22	USD	230.00	USD	7,861	(504,900)
Block, Inc.	91	10/21/22	USD	105.00	USD	500	(364)
Confluent, Inc., Class A	145	10/21/22	USD	30.60	USD	345	(4,694)
Credo Technology Group Holding Ltd.	3,427	10/21/22	USD	17.50	USD	3,770	(51,405)
Crowdstrike Holdings, Inc., Class A	57	10/21/22	USD	200.00	USD	939	(4,190)
Crowdstrike Holdings, Inc., Class A	93	10/21/22	USD	190.00	USD	1,533	(15,810)
Elastic NV	325	10/21/22	USD	85.00	USD	2,332	(28,437)
Endava PLC, ADR	330	10/21/22	USD	110.00	USD	2,661	(80,025)
Gitlab, Inc., Class A	622	10/21/22	USD	75.00	USD	3,186	(7,775)
Grid Dynamics Holdings, Inc.	834	10/21/22	USD	22.46	USD	1,562	(16,019)
IQVIA Holdings, Inc.	68	10/21/22	USD	250.00	USD	1,232	(1,020)
Jabil, Inc.	406	10/21/22	USD	65.00	USD	2,343	(8,120)
Logitech International SA	240	10/21/22	USD	60.00	USD	1,104	(3,600)
MACOM Technology Solutions Holdings, Inc., Class H	332	10/21/22	USD	55.00	USD	1,719	(40,670)
Monolithic Power Systems, Inc.	79	10/21/22	USD	530.00	USD	2,871	(37,920)
Monolithic Power Systems, Inc.	68	10/21/22	USD	440.00	USD	2,471	(23,800)
Palo Alto Networks, Inc.	138	10/21/22	USD	186.67	USD	2,260	(6,210)
Pure Storage, Inc., Class A	2,180	10/21/22	USD	33.00	USD	5,967	(21,800)
Roku, Inc.	85	10/21/22	USD	100.00	USD	479	(298)
Samsara, Inc., Class A	716	10/21/22	USD	20.00	USD	864	(10,740)
Shift4 Payments, Inc., Class A	554	10/21/22	USD	55.00	USD	2,471	(26,315)
Spotify Technology SA	72	10/21/22	USD	115.00	USD	621	(1,260)
Synopsys, Inc.	130	10/21/22	USD	350.00	USD	3,972	(10,075)
Synopsys, Inc.	195	10/21/22	USD	340.00	USD	5,957	(29,250)
Take-Two Interactive Software, Inc.	414	10/21/22	USD	130.00	USD	4,513	(14,697)
Tesla, Inc.	129	10/21/22	USD	300.00	USD	3,422	(71,272)
Thoughtworks Holding, Inc.	181	10/21/22	USD	15.00	USD	190	(2,715)
TransUnion	368	10/21/22	USD	85.00	USD	2,189	(29,440)
Trip.com Group Ltd., ADR	1,068	10/21/22	USD	28.00	USD	2,917	(122,820)
Trip.com Group Ltd., ADR	1,388	10/21/22	USD	27.00	USD	3,791	(232,490)
Twilio, Inc., Class A	65	10/21/22	USD	100.00	USD	449	(748)
Unity Software, Inc.	300	10/21/22	USD	55.00	USD	956	(1,050)
Wolfspeed, Inc.	660	10/21/22	USD	110.00	USD	6,822	(260,700)
Wolfspeed, Inc.	404	10/21/22	USD	130.00	USD	4,176	(22,220)
Xometry, Inc., Class A	316	10/21/22	USD	60.00	USD	1,795	(101,120)
ZoomInfo Technologies, Inc., Class A	1,015	10/21/22	USD	50.00	USD	4,228	(27,912)
Zscaler, Inc.	259	10/21/22	USD	185.00	USD	4,257	(73,297)
Ambarella, Inc.	25	10/28/22	USD	64.00	USD	140	(3,688)
Block, Inc.	255	10/28/22	USD	73.00	USD	1,402	(11,602)
Block, Inc.	12	10/28/22	USD	63.00	USD	66	(2,226)
Cloudflare, Inc., Class A	410	10/28/22	USD	72.00	USD	2,268	(28,085)
Marvell Technology, Inc.	988	10/28/22	USD	52.00	USD	4,240	(32,110)
Marvell Technology, Inc.	22	10/28/22	USD	50.00	USD	94	(1,243)
MercadoLibre, Inc.	32	10/28/22	USD	915.00	USD	2,649	(91,360)
MongoDB, Inc.	50	10/28/22	USD	300.00	USD	993	(11,250)
Okta, Inc.	87	10/28/22	USD	73.00	USD	495	(3,915)
Palo Alto Networks, Inc.	151	10/28/22	USD	190.00	USD	2,473	(9,438)
Tesla, Inc.	130	10/28/22	USD	305.00	USD	3,448	(84,500)
Unity Software, Inc.	331	10/28/22	USD	39.00	USD	1,055	(29,790)
Zscaler, Inc.	47	10/28/22	USD	180.00	USD	773	(25,145)
Ambarella, Inc.	32	11/04/22	USD	65.00	USD	180	(5,344)
Atlassian Corp. PLC, Class A	84	11/04/22	USD	240.00	USD	1,769	(74,760)
Crowdstrike Holdings, Inc., Class A	87	11/04/22	USD	180.00	USD	1,434	(52,200)
Marvell Technology, Inc.	548	11/04/22	USD	48.00	USD	2,351	(67,404)
MercadoLibre, Inc.	16	11/04/22	USD	950.00	USD	1,324	(50,880)
MongoDB, Inc.	140	11/04/22	USD	230.00	USD	2,780	(107,100)
Okta, Inc.	49	11/04/22	USD	62.00	USD	279	(13,548)
Roku, Inc.	83	11/04/22	USD	68.00	USD	468	(24,900)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Spotify Technology SA	95	11/04/22	USD	98.00	USD	820	$(30,400)
Tesla, Inc.	116	11/04/22	USD	315.00	USD	3,077	(70,760)
Twilio, Inc., Class A	144	11/04/22	USD	81.00	USD	996	(48,960)
Unity Software, Inc.	331	11/04/22	USD	40.00	USD	1,055	(38,230)
Zscaler, Inc.	51	11/04/22	USD	185.00	USD	838	(27,667)
Gitlab, Inc., Class A	1,136	11/09/22	USD	56.70	USD	5,819	(346,884)
Samsara, Inc., Class A	870	11/10/22	USD	15.05	USD	1,050	(31,490)
Lattice Semiconductor Corp.	333	11/11/22	USD	57.00	USD	1,639	(41,639)
Tesla, Inc.	291	11/11/22	USD	300.00	USD	7,719	(333,922)
Ambarella, Inc.	183	11/18/22	USD	82.50	USD	1,028	(5,948)
Applovin Corp., Class A	773	11/18/22	USD	30.00	USD	1,507	(32,852)
Atlassian Corp. PLC, Class A	48	11/18/22	USD	280.00	USD	1,011	(15,840)
AvidXchange Holdings, Inc.	1,428	11/18/22	USD	10.00	USD	1,202	(46,410)
Cloudflare, Inc., Class A	320	11/18/22	USD	70.00	USD	1,770	(86,080)
Confluent, Inc., Class A	635	11/18/22	USD	35.00	USD	1,509	(38,100)
Credo Technology Group Holding Ltd.	4,135	11/18/22	USD	17.50	USD	4,549	(103,375)
Credo Technology Group Holding Ltd.	3,435	11/18/22	USD	13.60	USD	3,779	(139,396)
Elastic NV	95	11/18/22	USD	90.00	USD	682	(16,625)
Gitlab, Inc., Class A	417	11/18/22	USD	65.00	USD	2,136	(66,720)
Grid Dynamics Holdings, Inc.	913	11/18/22	USD	22.50	USD	1,710	(66,192)
IQVIA Holdings, Inc.	89	11/18/22	USD	230.00	USD	1,612	(9,345)
Jabil, Inc.	764	11/18/22	USD	60.00	USD	4,409	(168,080)
Lattice Semiconductor Corp.	404	11/18/22	USD	55.00	USD	1,988	(85,850)
Logitech International SA	168	11/18/22	USD	50.00	USD	773	(28,140)
MACOM Technology Solutions Holdings, Inc., Class H	380	11/18/22	USD	65.00	USD	1,968	(30,400)
Monolithic Power Systems, Inc.	136	11/18/22	USD	450.00	USD	4,942	(95,200)
Okta, Inc.	48	11/18/22	USD	65.00	USD	273	(13,248)
Pagseguro Digital Ltd., Class A	896	11/18/22	USD	20.00	USD	1,185	(15,680)
Pure Storage, Inc., Class A	772	11/18/22	USD	30.00	USD	2,113	(71,410)
Roku, Inc.	145	11/18/22	USD	90.00	USD	818	(11,528)
Synopsys, Inc.	190	11/18/22	USD	330.00	USD	5,805	(143,450)
Tesla, Inc.	130	11/18/22	USD	306.67	USD	3,448	(138,775)
Thoughtworks Holding, Inc.	765	11/18/22	USD	15.00	USD	802	(26,775)
TransUnion	630	11/18/22	USD	74.00	USD	3,748	(48,075)
Twilio, Inc., Class A	161	11/18/22	USD	90.00	USD	1,113	(36,386)
Wolfspeed, Inc.	390	11/18/22	USD	114.75	USD	4,031	(254,706)
Xometry, Inc., Class A	101	11/18/22	USD	65.00	USD	574	(32,067)
ZoomInfo Technologies, Inc., Class A	643	11/18/22	USD	49.00	USD	2,679	(88,681)
Zscaler, Inc.	24	11/18/22	USD	185.00	USD	394	(18,180)
Zscaler, Inc.	65	11/18/22	USD	200.00	USD	1,068	(26,650)
Samsara, Inc., Class A	510	11/28/22	USD	15.00	USD	616	(26,520)
Grid Dynamics Holdings, Inc.	834	12/16/22	USD	22.50	USD	1,562	(89,655)

							$(5,885,682)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Altium Ltd.	JPMorgan Chase Bank N.A.	60,000	10/04/22	AUD	33.08	AUD	2,066	$(49,907)
ASM International NV	Barclays Bank PLC	24,600	10/04/22	EUR	321.84	EUR	5,750	—
Altium Ltd.	Goldman Sachs International	54,000	10/05/22	AUD	33.58	AUD	1,859	(36,867)
Soitec SA	Morgan Stanley & Co. International PLC	8,100	10/05/22	EUR	166.06	EUR	961	—
Thoughtworks Holding, Inc.	Barclays Bank PLC	47,200	10/05/22	USD	17.94	USD	495	—
CTS Eventim AG & Co. KGaA	Goldman Sachs International	39,100	10/06/22	EUR	59.63	EUR	1,663	—
Silergy Corp.	Morgan Stanley & Co. International PLC	300,000	10/06/22	USD	630.97	USD	126,300	—
Freee KK	Goldman Sachs International	100,000	10/11/22	JPY	3,548.83	JPY	248,500	(110)
GMO Payment Gateway, Inc.	UBS AG	23,600	10/11/22	JPY	11,697.00	JPY	234,820	(408)
Nordic Semiconductor ASA	Goldman Sachs International	42,600	10/12/22	NOK	178.26	NOK	6,198	(1,177)
Prosus NV	JPMorgan Chase Bank N.A.	40,200	10/12/22	EUR	66.54	EUR	2,170	(438)

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Soitec SA	Morgan Stanley & Co. International PLC	8,100	10/12/22	EUR	166.06	EUR	961	$(14)
Soitec SA	UBS AG	9,200	10/12/22	EUR	163.66	EUR	1,092	(16)
Lattice Semiconductor Corp.	Barclays Bank PLC	37,100	10/13/22	USD	53.87	USD	1,826	(18,198)
Altium Ltd.	JPMorgan Chase Bank N.A.	63,000	10/14/22	AUD	33.65	AUD	2,169	(60,040)
E Ink Holdings Ltd., GDR	BNP Paribas SA	270,000	10/14/22	USD	219.09	USD	57,240	(53,182)
Kakao Corp.	Goldman Sachs International	145,700	10/18/22	USD	78,540.00	USD	8,319,470	(2,047)
Lattice Semiconductor Corp.	JPMorgan Chase Bank N.A.	37,200	10/18/22	USD	54.32	USD	1,831	(24,225)
NAURA Technology Group Co. Ltd., Class A	Morgan Stanley & Co. International PLC	29,000	10/18/22	USD	325.40	USD	8,031	(5,147)
Samsung SDI Co. Ltd.	Goldman Sachs International	27,900	10/18/22	USD	616,350.00	USD	15,233,400	(24,793)
Soitec SA	UBS AG	9,300	10/18/22	EUR	140.64	EUR	1,103	(2,815)
StarPower Semiconductor Ltd.	Morgan Stanley & Co. International PLC	33,000	10/18/22	USD	444.74	USD	10,635	(143)
Wuhan DR Laser Technology Corp. Ltd., Class A	Goldman Sachs International	62,100	10/18/22	USD	243.60	USD	10,711	(987)
BE Semiconductor Industries NV	Goldman Sachs International	25,800	10/19/22	EUR	49.63	EUR	1,150	(19,022)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	17,600	10/19/22	JPY	11,328.59	JPY	175,120	(3,736)
Altium Ltd.	UBS AG	67,500	10/20/22	AUD	37.11	AUD	2,324	(15,796)
Altium Ltd.	Morgan Stanley & Co. International PLC	11,700	11/02/22	AUD	40.55	AUD	403	(1,346)
Grid Dynamics Holdings, Inc.	Barclays Bank PLC	91,300	11/02/22	USD	20.53	USD	1,710	(77,408)
Informa PLC	Goldman Sachs International	400,000	11/02/22	GBP	5.79	GBP	2,077	(8,767)
Nordic Semiconductor ASA	JPMorgan Chase Bank N.A.	25,400	11/02/22	NOK	164.67	NOK	3,696	(8,937)
SiteMinder Ltd.	UBS AG	52,000	11/02/22	AUD	3.62	AUD	161	(2,450)
Soitec SA	JPMorgan Chase Bank N.A.	6,600	11/02/22	EUR	149.19	EUR	783	(2,010)
Xero Ltd.	UBS AG	14,800	11/02/22	AUD	97.28	AUD	1,088	(999)
Shift4 Payments, Inc., Class A	Bank of America N.A.	55,400	11/03/22	USD	54.11	USD	2,471	(61,908)
Thoughtworks Holding, Inc.	Citibank N.A.	42,700	11/03/22	USD	13.58	USD	448	(3,280)
Xometry, Inc., Class A	Citibank N.A.	24,000	11/03/22	USD	63.92	USD	1,363	(67,784)
Wolters Kluwer N.V.	JPMorgan Chase Bank N.A.	44,300	11/04/22	EUR	105.16	EUR	4,426	(41,556)
Alphawave IP Group PLC	Goldman Sachs International	114,000	11/08/22	GBP	1.59	GBP	157	(5,453)
Prosus NV	UBS AG	40,100	11/08/22	EUR	59.47	EUR	2,164	(44,862)
Wolfspeed, Inc.	JPMorgan Chase Bank N.A.	50,300	11/08/22	USD	114.84	USD	5,199	(303,604)
CNGR Advanced Material Co. Ltd., Class A	Morgan Stanley & Co. International PLC	100,000	11/10/22	USD	93.96	USD	8,294	(26,112)
Informa PLC	Goldman Sachs International	411,900	11/10/22	GBP	5.53	GBP	2,139	(27,686)
Lasertec Corp.	Societe Generale	78,700	11/10/22	JPY	18,427.33	JPY	1,156,497	(41,357)
NAURA Technology Group Co. Ltd., Class A	Morgan Stanley & Co. International PLC	35,700	11/10/22	USD	315.54	USD	9,886	(33,899)
Nordic Semiconductor ASA	Goldman Sachs International	42,650	11/10/22	NOK	142.58	NOK	6,206	(48,614)
Shenzhen Dynanonic Co. Ltd., Class A	UBS AG	28,000	11/10/22	USD	313.28	USD	7,848	(27,224)
SiteMinder Ltd.	UBS AG	45,000	11/10/22	AUD	3.52	AUD	139	(3,345)
Soitec SA	Goldman Sachs International	19,000	11/10/22	EUR	134.89	EUR	2,254	(37,603)
StarPower Semiconductor Ltd.	UBS AG	38,300	11/10/22	USD	398.97	USD	12,343	(17,692)
Wuhan DR Laser Technology Corp. Ltd., Class A	Morgan Stanley & Co. International PLC	46,000	11/10/22	USD	199.40	USD	7,934	(43,781)
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	JPMorgan Chase Bank N.A.	155,000	11/10/22	USD	53.87	USD	7,294	(15,622)
Endava PLC, ADR	JPMorgan Chase Bank N.A.	33,500	11/14/22	USD	88.12	USD	2,701	(142,113)
Logitech International SA	JPMorgan Chase Bank N.A.	16,000	11/14/22	USD	53.45	USD	736	(12,664)
Adyen NV	Goldman Sachs International	6,503	11/15/22	EUR	1,357.44	EUR	8,466	(422,209)
GMO Payment Gateway, Inc.	BNP Paribas SA	23,600	11/15/22	JPY	10,429.94	JPY	234,820	(57,633)
SiteMinder Ltd.	Societe Generale	105,000	11/15/22	AUD	3.13	AUD	324	(17,470)
Soitec SA	Goldman Sachs International	19,000	11/15/22	EUR	134.89	EUR	2,254	(43,462)
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	UBS AG	316,400	11/15/22	USD	53.09	USD	14,889	(43,628)
Xero Ltd.	UBS AG	90,000	11/15/22	AUD	82.84	AUD	6,616	(97,119)
Xiamen Faratronic Co. Ltd., Class A	UBS AG	109,600	11/15/22	USD	179.21	USD	17,516	(87,368)
Altium Ltd.	JPMorgan Chase Bank N.A.	54,000	11/17/22	AUD	37.50	AUD	1,859	(32,672)
BE Semiconductor Industries NV	Goldman Sachs International	53,400	11/17/22	EUR	49.42	EUR	2,381	(89,880)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	200,000	11/17/22	GBP	7.26	GBP	1,321	(91,318)
CTS Eventim AG & Co. KGaA	Morgan Stanley & Co. International PLC	15,000	11/22/22	EUR	42.40	EUR	638	(40,429)
E Ink Holdings Ltd., GDR	UBS AG	402,000	11/22/22	USD	220.96	USD	85,224	(178,798)
Freee KK	UBS AG	59,500	11/22/22	JPY	2,782.19	JPY	147,858	(61,002)
Thoughtworks Holding, Inc.	Citibank N.A.	46,700	11/29/22	USD	12.66	USD	490	(17,252)

								$(2,707,384)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$65,645,033	$—	$—	$65,645,033
Banks	—	—	18,348,897	18,348,897
Chemicals	—	11,351,269	—	11,351,269
Diversified Consumer Services	—	—	13,513,878	13,513,878
Electrical Equipment	—	3,556,710	—	3,556,710
Electronic Equipment, Instruments & Components	16,885,138	50,033,577	—	66,918,715
Entertainment	28,054,448	5,566,907	—	33,621,355
Hotels, Restaurants & Leisure	18,170,490	—	—	18,170,490
Interactive Media & Services	27,931,222	11,864,562	—	39,795,784
Internet & Direct Marketing Retail	23,420,538	10,438,928	—	33,859,466
IT Services	132,298,793	41,515,129	37,123,513	210,937,435
Life Sciences Tools & Services	7,139,995	—	—	7,139,995
Machinery	—	7,767,801	—	7,767,801
Media	—	15,467,475	—	15,467,475
Professional Services	14,873,035	14,390,360	—	29,263,395
Semiconductors & Semiconductor Equipment	200,733,217	99,986,433	3,125,253	303,844,903
Software	190,795,340	51,121,014	40,889,687	282,806,041
Technology Hardware, Storage & Peripherals	32,026,510	—	—	32,026,510
Preferred Securities
Preferred Stocks	—	—	453,523,510	453,523,510
Warrants	—	—	136,560	136,560
Short-Term Securities
Money Market Funds	27,412,532	—	—	27,412,532

	$785,386,291	$323,060,165	$566,661,298	1,675,107,754

Investments Valued at NAV(a)				2,628,839

				$1,677,736,593

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(4,853,192)	$(3,739,874)	$—	$(8,593,066)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants	Total

Assets

Opening balance, as of December 31, 2021	$246,829,600	$565,071,190	$323,803	$812,224,593

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	—	—	—

Accrued discounts/premiums	—	—	—	—

Net realized gain (loss)	—	—	—	—

Net change in unrealized appreciation (depreciation)(a)	(133,828,372)	(89,929,702)	(187,243)	(223,945,317)

Purchases	—	—	—	—

Sales	—	(21,617,978)	—	(21,617,978)

Closing balance, as of September 30, 2022	$113,001,228	$453,523,510	$136,560	$566,661,298

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(a)	$(133,828,372)	$(78,044,916)	$(187,243)	$(212,060,531)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$113,001,228	Market	Revenue Multiple	1.75x - 28.00x		12.96x
			Volatility	44% - 60%		46%
			Time to Exit	1.0 year		—

Preferred Stocks	453,523,510	Market	Revenue Multiple	3.15x - 29.00x		15.85x
			Time to Exit	3.0 - 4.0 years		3.9 years
			Volatility	32% - 65%		50%
			Market Adjustment Multiple	1.00x		—
			Gross Profit Multiple	11.89x		—

Warrants	136,560	Market	Volatility	44%		—
			Time to Exit	1.0 year		—

	$566,661,298

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

The Trust valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $13,919,337 as of September 30, 2022.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust II (BSTZ)

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

9